Property and Equipment	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 2 - Property and Equipment

Property and equipment are comprised of the following at:

	December 31, 2019	June 30, 2019
Vehicles	$ 157,476	$ 74,755
Equipment	6,645	5,000
Furniture and fixtures	30,235	12,598
	194,356	92,353
Accumulated depreciation	(108,915)	(65,588)

Property and equipment, net	$ 85,441	$ 26,765

Note 2 - Property and Equipment

Property and equipment are comprised of the following at:

	June 30, 2019	June 30, 2018
Land and buildings	$-	$ 4,937,069
Building improvements	-	363,083
Vehicles	74,755	92,353
Equipment	5,000	1,470,709
Furniture and fixtures	12,598	12,598
	92,353	6,875,812
Accumulated depreciation	(65,588)	(2,621,361)

Property and equipment, net	$26,765	$ 4,254,451

As disclosed in Note 12, the net assets of the Entertainment segment were sold on February 6, 2019. The property and equipment related to this segment are zero at June 30, 2019.